[LOGO OF K&L GATES]               Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600

                                  T 202.778.9000   www.klgates.com

                                             Diane E. Ambler
                                             202.778.9886
                                             Fax: 202.778.9100
                                             diane.ambler@klgates.com

February 4, 2015

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  MetLife Insurance Company USA
     Form S-3 Registration Statement
     File No. 333-____________

Dear Sir or Madam:

On behalf of MetLife Insurance Company USA ("MetLife"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the "Registration Statement") with respect to MetLife Target Maturity ("MTM"), a deferred annuity contract issued by MetLife with a market value adjustment feature. The Registration Statement has been filed to register additional securities in the same class as already in effect for MTM pursuant to a registration statement filed on Form S-3 (SEC File No. 333-178889).

The existing disclosure has been updated as necessary and has otherwise not materially changed. The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MetLife requests that the Securities and Exchange Commission declare the Registration Statement effective May 1, 2015 or as soon thereafter as practicable. MetLife intends to file a pre-effective amendment in early April to (i) provide the requisite financial statements and consents and (ii) address any comments raised by the Commission staff.

This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife's offices. Please contact Andras P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.

                                           Sincerely,

                                           /s/ Diane E. Ambler
                                           ---------------------------------
                                           Diane E. Ambler

Enclosure

cc   Sonny Oh, SEC